Accounts Receivable - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] USD ($)	Feb. 14, 2012 Selling, General and Administrative Expense [Member] USD ($)	Sep. 30, 2013 Selling, General and Administrative Expense [Member] USD ($)	Sep. 30, 2013 Selling, General and Administrative Expense [Member] USD ($)	Dec. 31, 2012 Selling, General and Administrative Expense [Member] USD ($)	Dec. 31, 2011 Selling, General and Administrative Expense [Member] USD ($)	Dec. 31, 2010 Selling, General and Administrative Expense [Member] USD ($)	Feb. 14, 2012 Predecessor [Member] USD ($)	Dec. 31, 2011 Predecessor [Member] USD ($)	Dec. 31, 2010 Predecessor [Member] USD ($)	Feb. 14, 2012 Predecessor [Member] Scenario, Previously Reported [Member] USD ($)	Feb. 14, 2012 Predecessor [Member] Selling, General and Administrative Expense [Member] USD ($)	Sep. 30, 2012 Successor [Member] USD ($)	Sep. 30, 2012 Successor [Member] USD ($)	Sep. 30, 2012 Successor [Member] Selling, General and Administrative Expense [Member] USD ($)	Sep. 30, 2012 Successor [Member] Selling, General and Administrative Expense [Member] USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowances for doubtful accounts	$ 1.2		$ 1.2		$ 1.9																	$ 1.3
Bad debt expense		0.4		0.6	0.6																0	0.7	(0.1)
Non-Recourse Factoring Facility limit	203		203		132			150	100
Percentage of factoring on outstanding eligible receivables										15.00%	15.00%	30.00%	30.00%
Sale of eligible receivables	208.0	209.0	645.0	589.0	685.5	710.3	480.3														94.0			94.3
Percentage of sale on receivables			85.00%		85.00%
Commission fee															0.2	0.2	0.8	0.9	0.9	1.2					0.2			0.3	0.8
Amount drawn under Non-Recourse Factoring Facility	105.0		105.0		86.0	75.4								86.3
Reduction in allowances for doubtful accounts	0.1		0.7
Interest charge	$ 0.3		$ 1.1																		$ 0.1					$ 0.1	$ 0.4